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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22957

Invesco Management Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/15

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 28, 2015

Invesco Conservative Income Fund
Nasdaq:
Institutional: ICIFX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

9	Financial Statements

11	Notes to Financial Statements

15	Financial Highlights

16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/14 to 2/28/15

Institutional Class Shares	0.19%
Bank of America Merrill Lynch U.S. Treasury Bill Index▼ (Broad Market/Style-Specific Index)	0.03
Lipper Ultra Short Obligations Funds Classification Average■ (Peer Group)	0.04

Source(s): ▼Bloomberg L.P.; ■Lipper Inc.

The Bank of America Merrill Lynch U.S. Treasury Bill Index measures total return on cash, including price and interest income, based on short term government Treasury bills.

    The Lipper Ultra Short Obligations Funds Classification Average represents an average of bond funds tracked by Lipper that have a weighted average duration of less than one year.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns

As of 2/28/15

Institutional Class Shares

Inception (7/1/14)	0.23%

Cumulative Total Returns

As of 12/31/14, the most recent calendar quarter end

Institutional Class Shares

Inception (7/1/14)	0.06%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Institutional Class shares was 0.28%.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Institutional Class shares was 0.65%. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Institutional Class shares do not have a front-end sales charge or a contingent deferred sales charge; therefore, performance is at net asset value.

Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2015. See current prospectus for more information.

2 Invesco Conservative Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3 Invesco Conservative Income Fund

Schedule of Investments

February 28, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bonds and Notes–43.60%(a)
Automobile Manufacturers–2.20%
Daimler Finance North America LLC, (Germany), Sr. Unsec. Gtd. Floating Rate Notes(b)(c)	0.93%	08/01/16	$300	$301,943
Hyundai Capital America (South Korea), Sr. Unsec. Gtd. Notes(b)	4.00%	06/08/17	235	246,997
				548,940

Cable & Satellite–2.44%
Cox Communications Inc., Sr. Unsec. Bonds	5.50%	10/01/15	175	179,888
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Sr. Unsec. Gtd. Global Notes	3.55%	03/15/15	250	250,244
Sr. Unsec. Gtd. Notes	3.50%	03/01/16	175	179,353
				609,485

Consumer Finance–4.22%
American Express Credit Corp., Series 0000, Sr. Unsec. Floating Rate Medium-Term Notes(c)	0.55%	09/22/17	200	199,611
Capital One Financial Corp.,
Sr. Unsec. Global Notes	2.15%	03/23/15	200	200,194
Sr. Unsec. Global Notes	1.00%	11/06/15	225	225,355
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes	2.50%	01/15/16	200	202,706
General Motors Financial Co. Inc., Sr. Unsec. Gtd. Global Notes	2.75%	05/15/16	225	227,391
				1,055,257

Diversified Banks–13.16%
Bank of America Corp., Sr. Unsec. Floating Rate Medium-Term Notes(c)	1.07%	03/22/16	125	125,502
Barclays Bank PLC (United Kingdom), Sec. Floating Rate Notes(b)(c)	0.51%	07/01/15	500	499,996
BPCE S.A. (France), Sr. Unsec. Gtd. Floating Rate Notes(c)	1.51%	04/25/16	250	252,642
ING Bank N.V. (Netherlands), Sr. Unsec. Notes(b)	3.00%	09/01/15	300	303,378
JPMorgan Chase & Co., Sr. Unsec. Notes	3.40%	06/24/15	300	302,672
Mizuho Bank Ltd. (Japan), Sr. Unsec. Gtd. Floating Rate Notes(b)(c)	0.70%	09/25/17	250	249,193
Mizuho Securities USA Inc., Floating Rate Unsec. Notes,(b)(c)	0.64%	06/10/15	200	200,007
Royal Bank of Canada (Canada), Sr. Unsec. Floating Rate Medium-Term Global Notes(c)	0.70%	09/09/16	300	301,102
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes(b)	3.85%	04/27/15	375	376,993
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec. Gtd. Global Notes	1.35%	07/18/15	375	376,187
Wells Fargo & Co., Sr. Unsec. Floating Rate Medium-Term Notes(c)	0.79%	07/20/16	300	301,376
				3,289,048

Diversified Capital Markets–1.20%
UBS AG (Switzerland), Sr. Unsec. Floating Rate Medium-Term Notes(c)	0.64%	08/14/17	300	300,179

Diversified Metals & Mining–1.00%
Glencore Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes(b)	2.05%	10/23/15	125	125,601
Glencore Funding LLC (Switzerland), Sr. Unsec. Gtd. Notes(b)	1.70%	05/27/16	125	125,514
				251,115

Drug Retail–0.80%
Walgreens Boots Alliance Inc., Sr. Unsec. Floating Rate Global Notes(c)	0.71%	05/18/16	200	200,228

Electric Utilities–1.81%
Duke Energy Corp., Sr. Unsec. Notes	3.35%	04/01/15	300	300,715
Southern Co. (The), Series A, Sr. Unsec. Notes	2.38%	09/15/15	150	151,461
				452,176

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care Equipment–1.21%
Covidien International Finance S.A., Sr. Unsec. Gtd. Global Notes	2.80%	06/15/15	$300	$301,972

Health Care Services–0.72%
Express Scripts Holding Co., Sr. Unsec. Gtd. Notes	3.13%	05/15/16	175	179,533

Integrated Telecommunication Services–1.00%
Verizon Communications Inc., Sr. Unsec. Global Notes	0.70%	11/02/15	250	250,202

Investment Banking & Brokerage–4.80%
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Floating Rate Global Notes(c)	0.70%	03/22/16	250	249,897
Sr. Unsec. Medium-Term Global Notes	3.70%	08/01/15	263	266,276
Morgan Stanley,
Sr. Unsec. Medium-Term Global Notes	6.00%	04/28/15	350	352,844
Sr. Unsec. Notes	3.45%	11/02/15	325	330,726
				1,199,743

Life & Health Insurance–1.53%
Prudential Financial, Inc., Series D, Sr. Unsec. Disc. Medium-Term Notes	4.75%	09/17/15	375	383,158

Packaged Foods & Meats–2.25%
Kraft Foods Group, Inc., Sr. Unsec. Global Notes	1.63%	06/04/15	350	350,905
Tyson Foods, Inc., Sr. Unsec. Gtd. Notes	6.60%	04/01/16	200	212,225
				563,130

Regional Banks–2.43%
Fifth Third Bancorp, Sr. Unsec. Notes	3.63%	01/25/16	175	179,338
Macquarie Bank Ltd., (Australia), Sr. Unsec. Floating Rate Notes(b)(c)	0.89%	10/27/17	250	249,366
SunTrust Banks, Inc., Sr. Unsec. Notes	3.60%	04/15/16	175	179,812
				608,516

Specialized Finance–0.96%
International Lease Finance Corp., Sr. Sec. Gtd. Notes(b)	6.75%	09/01/16	225	240,891

Trading Companies & Distributors–0.97%
Air Lease Corp., Sr. Unsec. Global Notes	4.50%	01/15/16	235	241,022

Trucking–0.90%
Ryder System, Inc., Sr. Unsec. Medium-Term Notes	3.15%	03/02/15	224	224,017
Total Bonds and Notes (Cost $10,902,695)				10,898,612

Commercial Paper–23.28%(d)
Asset-Backed Securities–Fully Supported Bank–3.10%
Bennington Stark Capital Co. LLC (France), (CEP–Societe Generale S.A.)(b)	0.00%	05/12/15	375	374,831
Cedar Springs Capital Co. LLC, (CEP–Guggenheim Treasury Services LLC)(b)	0.00%	05/05/15	400	399,840
				774,671

Brewers–2.00%
SABMiller Holdings Inc. (United Kingdom)	0.00%	04/07/15	500	499,858

Consumer Finance–3.30%
Ford Motor Credit Co. LLC(b)	0.00%	03/02/15	375	374,980
Ford Motor Credit Co. LLC(b)	0.00%	04/01/15	250	249,851
Nissan Motor Acceptance Corp. (Japan)(b)	0.00%	04/20/15	200	199,919
				824,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–4.00%
Bank of China Hong Kong Ltd. (China)(b)	0.00%	07/20/15	$500	$499,053
Bank of East Asia Ltd.(b)	0.00%	03/16/15	500	499,885
				998,938

Hotels, Resorts & Cruise Lines–3.45%
Marriott International Inc./MD(b)	0.00%	04/15/15	481	480,704
Wyndham Worldwide Corp.(b)	0.00%	03/06/15	383	382,968
				863,672

Integrated Oil & Gas–3.19%
BP Capital Markets PLC(b)	0.00%	10/20/15	500	498,935
Eni S.p.A.	0.00%	05/22/15	300	299,807
				798,742

Oil & Gas Drilling–1.12%
Nabors Industries, Inc.(b)	0.00%	03/20/15	280	279,892

Packaged Foods & Meats–1.00%
Campbell Soup Co.(b)	0.00%	04/20/15	250	249,926

Regional Banks–2.12%
Kookmin Bank NY Branch (South Korea)(b)	0.00%	05/05/15	530	529,808
Total Commercial Paper (Cost $5,818,368)				5,820,257

Asset-Backed Securities–21.19%
Student Loan–2.93%
SLM Student Loan Trust,
Series 2004-7, Class A5, Floating Rate Pass Through Ctfs.(c)	0.43%	01/27/20	130	130,094
Series 2007-1, Class A4, Floating Rate Pass Through Ctfs.(c)	0.32%	01/25/22	197	196,662
Series 2007-3, Class A2, Floating Rate Pass Through Ctfs.(c)	0.27%	10/25/17	71	70,826
Series 2013-14, Class A5, Floating Rate Pass Through Ctfs.(c)	0.49%	01/25/23	337	335,642
				733,224

Time Share–1.79%
Sierra Timeshare Receivables Funding LLC,
Series 2013-3A, Class A, Pass Through Ctfs.(b)	2.20%	10/20/30	261	260,567
Series 2012-3A, Class A, Pass Through Ctfs.(b)	1.87%	08/20/29	186	186,467
				447,034

Auto Loans/Leases–8.99%
Ally Master Owner Trust, Series 2010-4, Class A, Floating Rate Pass Through Ctfs.(c)	1.24%	08/15/17	150	150,507
Americredit Automobile Receivables Trust,
Series 2012-4, Class B, Pass Through Ctfs.	1.31%	11/08/17	340	340,886
Series 2013-4, Class A2, Pass Through Ctfs.	0.74%	11/08/16	36	36,023
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A, Pass Through Ctfs.(b)	2.05%	08/20/16	380	381,386
Capital Auto Receivables Asset Trust,
Series 2013-1, Class A2, Pass Through Ctfs.	0.62%	07/20/16	46	46,078
Series 2013-2, Class A2, Pass Through Ctfs.	0.92%	09/20/16	41	40,628
Series 2014-2, Class A2, Pass Through Ctfs.	0.91%	04/20/17	200	199,880
Enterprise Fleet Financing LLC, Series 2012-2, Class A2, Pass Through Ctfs.(b)	0.72%	04/20/18	42	41,697
Ford Credit Auto Owner Trust,
Series 2012-A, Class A3, Pass Through Ctfs.	0.84%	08/15/16	6	5,617
Series 2012-C, Class A3, Pass Through Ctfs.	0.58%	12/15/16	70	69,797
Ford Credit Floorplan Master Owner, Series 2013-1, Class A1, Pass Through Ctfs.	0.85%	01/15/18	250	250,137
Harley-Davidson Motorcycle Trust, Series 2012-1, Class A3, Pass Through Ctfs.	0.68%	04/15/17	45	44,898

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Loans/Leases–(continued)
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3, Pass Through Ctfs.	0.77%	01/15/16	$7	$7,134
Mercedes Benz Auto Lease Trust, Series 2013-B, Class A4, Pass Through Ctfs.	0.76%	07/15/19	105	105,027
Santander Drive Auto Receivables Trust,
Series 2012-2, Class C, Pass Through Ctfs.	3.20%	02/15/18	194	196,297
Series 2013-A, Class A3, Pass Through Ctfs.(b)	1.02%	01/16/18	80	79,839
Wheels SPV LLC, Series 2012-1, Class A3, Pass Through Ctfs.(b)	1.53%	03/20/21	250	250,870
				2,246,701

Credit Cards–6.13%
Cabela’s Master Credit Card Trust,
Series 2011-2A, Class A1, Pass Through Ctfs.(b)	2.39%	06/17/19	250	254,625
Series 2011-4A, Class A2, Floating Rate Pass Through Ctfs.(b)(c)	0.72%	10/15/19	400	401,720
Golden Credit Card Trust (Canada), Series 2012-5A, Class A, Pass Through Ctfs.(b)	0.79%	09/15/17	250	250,258
World Financial Network Credit Card Master Trust,
Series 2014-A, Class A, Floating Rate Pass Through Ctfs.(c)	0.55%	12/15/19	375	375,093
Series 2014-B, Class A, Pass Through Ctfs.	0.61%	07/15/19	250	250,016
				1,531,712

Equipment Leasing–1.35%
Kubota Credit Owner Trust, Series 2014-1A, Class A2, Pass Through Ctfs.(b)	0.58%	02/15/17	113	112,449
MMAF Equipment Finance LLC, Series 2013-AA, Class A2, Pass Through Ctfs.(b)	0.69%	05/09/16	159	158,738
Volvo Financial Equipment LLC, Series 2012-1A, Class B, Pass Through Ctfs.(b)	1.51%	08/15/17	66	66,187
				337,374
Total Asset-Backed Securities (Cost $5,297,170)				5,296,045

Certificate of Deposit–1.40%
Regional Banks–1.40%
Credit Suisse New York NY (Switzerland)(c) (Cost $350,001)	0.53%	08/21/15	350	349,985
TOTAL INVESTMENTS (excluding Repurchase Agreements)–89.47% (Cost $22,368,234)				22,364,899

			Repurchase Amount
Repurchase Agreements–10.00%(e)
Citigroup Global Markets Inc., Term agreement dated 02/27/15, maturing value of $1,000,950 (collateralized by Agency Mortgage-backed securities valued at $1,020,000; 0%, 01/25/31-08/15/51)	0.57%	04/28/15	1,020,000	1,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $750,412 (collateralized by Commercial paper valued at $787,500; 0%, 03/10/15)	0.52%	04/06/15	787,500	750,000
Wells Fargo Securities, LLC, Term agreement dated 12/29/14, maturing value of $750,917 (collateralized by Domestic Corporate obligations valued at $787,501; 5.50%, 09/01/41)	0.50%	03/27/15	787,501	750,000
Total Repurchase Agreements (Cost $2,500,000)				2,500,000
TOTAL INVESTMENTS–99.47% (Cost $24,868,234)				24,864,899
OTHER ASSETS LESS LIABILITIES–0.53%				131,988
NET ASSETS–100.00%				$24,996,887

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Conservative Income Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $10,385,274, which represented 41.55% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(d)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Principal amount equals value at period end. See Note 1H.

Portfolio Composition

By security type, based on Net Assets

as of February 28, 2015

U.S. Dollar Denominated Bonds and Notes	43.6%
Commercial Paper	23.3
Asset-Backed Securities	21.2
Repurchase Agreements	10.0
Certificates of Deposit	1.4
Other Assets Less Liabilities	0.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Conservative Income Fund

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

Assets:
Investments, excluding repurchase agreements, at value (Cost $22,368,234)	$22,364,899
Repurchase agreements, at value and cost	2,500,000
Total investments, at value (Cost $24,868,234)	24,864,899
Cash	72,014
Receivable for:
Interest	90,012
Fund expenses absorbed	1,865
Other assets	17,403
Total assets	25,046,193

Liabilities:
Payable for:
Dividends	7,721
Accrued fees to affiliates	173
Accrued trustees’ and officers’ fees and benefits	3,111
Accrued other operating expenses	38,301
Total liabilities	49,306
Net assets applicable to shares outstanding	$24,996,887

Net assets consist of:
Shares of beneficial interest	$25,000,000
Undistributed net investment income	107
Undistributed net realized gain	115
Net unrealized appreciation (depreciation)	(3,335)
$24,996,887

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Institutional Class	2,500,000
Institutional Class:
Net asset value and offering price per share	$10.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Conservative Income Fund

Statement of Operations

For the six months ended February 28, 2015

(Unaudited)

Investment income:
Interest	$82,586

Expenses:
Advisory fees	30,987
Administrative services fees	24,794
Custodian fees	3,075
Transfer agent fees	1,116
Trustees’ and officers’ fees and benefits	10,311
Registration and filing fees	17,950
Professional services fees	26,388
Other	14,536
Total expenses	129,157
Less: Fees waived and expenses reimbursed	(94,452)
Net expenses	34,705
Net investment income	47,881

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	571
Change in net unrealized appreciation (depreciation) of investment securities	(10,377)
Net realized and unrealized gain (loss)	(9,806)
Net increase in net assets resulting from operations	$38,075

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Conservative Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the period July 1, 2014 (commencement date) to August 31, 2014

(Unaudited)

	February 28, 2015	July 1, 2014 (commencement date) to August 31, 2014
Operations:
Net investment income	$47,881	$9,142
Net realized gain (loss)	571	(456)
Change in net unrealized appreciation (depreciation)	(10,377)	7,042
Net increase in net assets resulting from operations	38,075	15,728
Distributions to shareholders from net investment income	(47,894)	(9,022)

Share transactions-net:
Net increase in net assets resulting from share transactions	—	25,000,000
Net increase (decrease) in net assets	(9,819)	25,006,706

Net assets:
Beginning of period	25,006,706	—
End of period (includes undistributed net investment income of $107 and $120, respectively)	$24,996,887	$25,006,706

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Conservative Income Fund (the “Fund”) is a series portfolio of Invesco Management Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide capital preservation and current income while maintaining liquidity.

The Fund currently consists of one class of shares, Institutional Class. Institutional Class shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to

11                         Invesco Conservative Income Fund

indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

12                         Invesco Conservative Income Fund

G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
I.	Other Risks — The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.25%
Over $1 billion	0.22%

For the six months ended February 28, 2015, the effective advisory fee incurred by the Fund was 0.25%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class shares to 0.28% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2015, the Adviser waived advisory fees of $30,987 and reimbursed Fund expenses of $63,465.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund’s shares. The Fund does not pay a distribution fee to IDI under the agreement.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13                         Invesco Conservative Income Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital loss carryforwards will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$456	$—	$456

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2015 was $2,883,787 and $4,574,061, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$5,286
Aggregate unrealized (depreciation) of investment securities	(8,621)
Net unrealized appreciation (depreciation) of investment securities	$(3,335)

Cost of investments is the same for tax and financial reporting purposes.

14                         Invesco Conservative Income Fund

NOTE 8—Share Information

	Summary of Share Activity(a)
	Six months ended February 28, 2015		July 1, 2014 (commencement date) to August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	—	$—	2,500,000	$25,000,000

Issued as reinvestment of dividends:
Institutional Class	—	—	—	—

Reacquired:
Institutional Class	—	—	—	—
Net increase in share activity	—	$—	2,500,000	$25,000,000

(a)	100% of the outstanding shares of the Fund are owned by the Adviser.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Institutional Class
Six months ended 02/28/15	$10.00	$0.02	$0.00	$0.02	$(0.02)	$10.00	0.19%	$24,997	0.28	%(d)	1.04	%(d)	0.39	%(d)	18%
Two months ended 08/31/14(e)	10.00	0.00	0.00	0.00	(0.00)	10.00	0.04	25,007	0.26	(f)	1.93	(f)	0.22	(f)	4

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $24,995.
(e)	Commencement date of July 14, 2014.
(f)	Annualized.

15                         Invesco Conservative Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
Institutional	$1,000.00	$1,001.90	$1.39	$1,023.41	$1.40	0.28%

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2014 through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Conservative Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    When available, information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 will be available at invesco.com/proxysearch. The information also will be available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-22957 and 333-195218                        CINC-SAR-1        Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of February 12, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Management Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	May 8, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	May 8, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	May 8, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.